Other acquired rights - Summary of Rights Acquired (Parenthetical) (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ 2,867,859	$ 814,297	$ 431,509
Rights to operate cargo operation and hangars in the tijuana airport polygon [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	399,845	$ 399,845
Rights to operate bonded warehouses [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ 2,212,448